FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)						1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 23, 2024	Jun. 30, 2024	Jun. 29, 2024	Feb. 09, 2024	Feb. 07, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Aug. 09, 2024
Short-Term Debt [Line Items]
Derivative liability - convertible notes		$ 16,462,690				$ 16,462,690			$ 16,462,690	$ 16,462,690
Penalty interest rate		13.00%	9.00%			13.00%			13.00%	13.00%
Marketing fees payable to underwriters				$ 7,043,750
Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability								$ (14,320,179)	$ 14,793,959
Derivative liability									1,668,731
Short Term Notes
Short-Term Debt [Line Items]
Fair value of embedded derivative		$ 4,807,692				$ 4,807,692		335,906	$ 4,807,692	$ 4,807,692
Aggregate principal amount					$ 5,000,000
Maturity due					90 days
Penalty interest rate		13.00%	9.00%			13.00%			13.00%	13.00%
Interest rate (in percent)					9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)					90.00%
Short Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability		$ 4,807,692	$ 4,320,363
Unamortized discount		487,929				$ 487,929			$ 487,929	$ 487,929
Derivative liability					$ 487,329
Short Term Notes | Wilson-Davis Sellers
Short-Term Debt [Line Items]
Aggregate principal amount				$ 487,329
Maturity due				90 days
Long-Term Notes
Short-Term Debt [Line Items]
Fair value of embedded derivative		7,664,613				7,664,613		983,529	7,664,613	7,664,613
Aggregate principal amount					$ 7,971,000
Maturity due					24 months
Interest rate (in percent)					13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)					90.00%
Long-Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability									6,887,694
Unamortized discount		776,919				776,919			776,919	776,919
Derivative liability					$ 776,919				776,919
Increased fair value		7,664,613				7,664,613			7,664,613	7,664,613
Long-Term Notes | Interest Solutions
Short-Term Debt [Line Items]
Aggregate principal amount				$ 275,000
Interest rate (in percent)				13.00%
Long-Term Notes | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Interest rate (in percent)				13.00%
Chardan Note
Short-Term Debt [Line Items]
Fair value of embedded derivative		$ 3,990,385				3,990,385		823,076	3,990,385	3,990,385
Aggregate principal amount				$ 4,150,000
Unamortized discount								280,355
Interest rate (in percent)				13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)				85.00%
Aggregate principal amount				$ 4,150,000		725,000	$ 725,000	$ 725,000
Number of years up to which the converted amount is to be held for payment of interest		3 years		3 years				3 years
Amortization of discount								$ 86,209
Chardan Note | Conversion derivative
Short-Term Debt [Line Items]
Unamortized discount		$ 404,483				404,483			404,483	404,483
Derivative liability				$ 404,483
Increased fair value			$ 3,585,901
Chardan Note | Conversion derivative | Maximum
Short-Term Debt [Line Items]
Increase in fair value of derivative liability									404,483
Chardan Note | Chardan Capital Market LLC
Short-Term Debt [Line Items]
Aggregate principal amount		$ 3,990,385				$ 3,990,385		4,150,000	$ 3,990,385	$ 3,990,385
Marketing fees payable to underwriters								$ 7,043,750
Interest rate (in percent)		13.00%				13.00%		13.00%	13.00%	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)								85.00%		85.00%
Chardan Note | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Aggregate principal amount				$ 375,000
Chardan Note | Subsequent event
Short-Term Debt [Line Items]
Aggregate principal amount	$ 5,209,764
Aggregate principal amount	$ 5,209,764
Convertible notes
Short-Term Debt [Line Items]
Derivative liability - convertible notes		$ 16,462,690				$ 16,462,690		$ 2,142,511	$ 16,462,690	$ 16,462,690
Aggregate principal amount								325,000
Secured Convertible Note
Short-Term Debt [Line Items]
Fair value of embedded derivative								89,535
Merger Financing
Short-Term Debt [Line Items]
Fair value of embedded derivative								$ 176,239			$ 113,044